Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net earnings	$ 3,007,000	$ 3,390,000	$ 4,615,000	$ 4,121,000	$ 1,920,000	$ 4,509,000	$ 2,561,000	$ 2,367,000	$ 15,133,000	$ 11,357,000	$ 14,067,000
Other assets									(498,000)	(596,000)	724,000
Net cash provided by operating activities									26,900,000	9,162,000	13,197,000
Proceeds from calls and maturities of investment securities available for sale									9,540,000	62,408,000	40,561,000
Net cash used by investing activities									(106,138,000)	(148,972,000)	(48,181,000)
Net cash (used) provided by financing activities									195,157,000	249,003,000	44,001,000
Parent Company
Cash at end of year	$ 561,000				$ 664,000				561,000	664,000	1,187,000
Net earnings									15,133,000	11,357,000	14,067,000
Equity in undistributed earnings of subsidiaries									(8,422,000)	(4,612,000)	(2,391,000)
Other assets									545,000	(19,000)	57,000
Other liabilities									0	(10,000)	(13,000)
Net cash provided by operating activities										6,716,000	11,720,000
Proceeds from calls and maturities of investment securities available for sale									0	250,000	0
Net cash used by investing activities										250,000	0
Repayments of Junior Subordinated Debentures									0	155,000	5,000,000
Cash dividends paid on common stock									3,793,000	4,392,000	3,939,000
Stock repurchase									(3,605,000)	(2,999,000)	(2,490,000)
Proceeds from exercise of restricted stock units									39,000	57,000	207,000
Net cash (used) provided by financing activities									(7,359,000)	(7,489,000)	(11,222,000)
Net change in cash and cash equivalents									$ (103,000)	$ (523,000)	$ 498,000